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	 			                  File No. 33-65822
                                 Filed Pursuant to Rule 497(e) under
                                          the Securities Act of 1933

                                                January 10, 2014

                             PIONEER REAL ESTATE SHARES

      SUPPLEMENT TO THE MAY 1, 2013 SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY
                          BE AMENDED FROM TIME TO TIME

FUND SUMMARY

The following replaces the information in the "Management" chart in the section entitled "Fund summary":

PORTFOLIO MANAGEMENT     Matthew A. Troxell, CFA managing director and senior
			 portfolio manager at AEW (portfolio manager of the fund since 2004); J. Hall Jones, Jr., CFA, director of AEW (portfolio manager of the fund since 2012); and Roman Ranocha, CFA, director of AEW (portfolio manager of the fund since 2012)



                                                                   27475-00-0114
                                         (C)2014 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC